Consolidated Statement of Loss of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue from collaboration agreements	€ 34,763	€ 31,253	€ 18,449
Research and development expenses	(87,574)	(67,085)	(40,091)
General and administrative expenses	(33,808)	(34,186)	(11,756)
Other income	325	303	385
Operating result	(86,294)	(69,715)	(33,013)
Financial income	5,675	2,949	790
Financial expenses	(1,726)	(10,063)	(264)
Change in fair value of warrant liabilities	(10,990)	17,775
Share listing expense		(152,787)
Financial result	(7,041)	(142,126)	526
Loss before taxes	(93,335)	(211,841)	(32,487)
Taxes on income	0	0	0
Net loss	(93,335)	(211,841)	(32,487)
Attributable to:
Equity holders of the parent	(93,335)	(211,284)	(31,571)
Non-controlling interest		(557)	(916)
Net loss	€ (93,335)	€ (211,841)	€ (32,487)
Net loss per share—basic and diluted	€ (1.48)	€ (4.40)	€ (0.95)
Weighted average shares outstanding—basic and diluted	62,912,921	48,001,228	33,093,838